UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-04989

Exact name of registrant as specified in charter:	Voyageur Mutual Funds II

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2011

Item 1. Schedule of Investments.

Schedule of Investments (Unaudited)

Delaware Tax-Free Colorado Fund

May 31, 2011

	Principal
	Amount	Value
Municipal Bonds – 97.10%
Corporate Revenue Bond – 1.19%
Public Authority Energy National Gas Purpose Revenue Series 2008 6.50% 11/15/38	$2,500,000	$2,713,425
		2,713,425
Education Revenue Bonds – 9.34%
Boulder County Development Revenue (University Corporation for Atmospheric Research)
5.00% 9/1/33 (NATL-RE)	1,000,000	999,260
5.00% 9/1/35 (AMBAC)	1,000,000	1,000,660
Colorado Educational & Cultural Facilities Authority Revenue
(Charter School Project) 5.50% 5/1/36 (XLCA)	2,280,000	2,180,204
(Johnson & Wales University Project) Series A 5.00% 4/1/28 (XLCA)	1,000,000	904,200
(Liberty Common Charter School Project) 5.125% 12/1/33 (XLCA)	2,740,000	2,488,441
(Montessori Districts Charter School Projects) 6.125% 7/15/32	5,590,000	5,181,483
(Pinnacle Charter School Project) 5.00% 6/1/33 (XLCA)	2,170,000	1,939,676
(University of Northern Colorado Student Housing Project) 5.125% 7/1/37 (NATL-RE)	2,750,000	2,390,740
(Woodrow Wilson Charter School Project) 5.25% 12/1/34 (XLCA)	1,960,000	1,788,696
Colorado School Mines Auxillary Facilities 5.00% 12/1/37 (AMBAC)	425,000	411,957
University of Colorado Enterprise System Revenue Series A 5.00% 6/1/30 (AMBAC)	2,000,000	2,061,940
		21,347,257
Electric Revenue Bonds – 9.35%
Colorado Springs Utilities Systems Improvement Revenue Series C 5.50% 11/15/48	3,250,000	3,417,895
Colorado Springs Utilities Un-Refunded Balance Revenue (Senior Lien) Series A 5.00% 11/15/29	3,895,000	3,900,063
Platte River Power Authority Revenue Series HH
5.00% 6/1/27	2,795,000	3,025,504
5.00% 6/1/29	2,355,000	2,515,705
Puerto Rico Electric Power Authority Revenue
Series WW 5.00% 7/1/28	2,400,000	2,301,408
Series ZZ 5.00% 7/1/17	2,500,000	2,724,525
Series ZZ 5.25% 7/1/26	3,500,000	3,492,615
		21,377,715
Healthcare Revenue Bonds – 22.89%
Aurora Hospital Revenue (Children’s Hospital Association Project)
Series A 5.00% 12/1/40	400,000	369,332
Series D 5.00% 12/1/23 (AGM)	2,775,000	2,923,740
Colorado Health Facilities Authority Revenue
•(Adventist Health/Sunbelt) 5.125% 11/15/24	1,375,000	1,427,993
(Catholic Health Initiatives)
Series A 4.75% 9/1/40	1,000,000	917,230
Series A 5.00% 7/1/16	1,530,000	1,746,801
Series A 5.00% 7/1/39	1,540,000	1,490,289
Series D 6.25% 10/1/33	2,000,000	2,164,500
(Christian Living Community Project) Series A 5.75% 1/1/37	1,500,000	1,284,420
(Covenant Retirement Communities) Series A 5.50% 12/1/33 (RADIAN)	5,000,000	4,440,100
(Evangelical Lutheran)
5.00% 6/1/35	2,000,000	1,708,960
6.125% 6/1/38	5,250,000	5,252,152
Series A 5.25% 6/1/34	2,750,000	2,466,145
(Parkview Medical Center) 5.00% 9/1/25	1,000,000	990,580
(Sisters Leavenworth) Series B 5.25% 1/1/25	2,500,000	2,641,300
(Total Long-Term Care) Series A
6.00% 11/15/30	2,365,000	2,311,882
6.25% 11/15/40	750,000	733,200
(Vail Valley Medical Center Project) 5.80% 1/15/27	3,475,000	3,480,630
(Valley View Hospital Association) 5.50% 5/15/28	1,000,000	951,300
Colorado Springs Hospital Revenue 6.25% 12/15/33	2,500,000	2,633,300
Delta County Memorial Hospital District Enterprise Revenue 5.35% 9/1/17	4,000,000	4,058,600
Denver Health & Hospital Authority Health Care Revenue
5.625% 12/1/40	2,500,000	2,262,775
Series A 4.75% 12/1/36	1,500,000	1,195,620
University of Colorado Hospital Authority Revenue Series A
5.00% 11/15/37	2,690,000	2,345,034
6.00% 11/15/29	2,460,000	2,552,299
		52,348,182
Housing Revenue Bonds – 2.82%
Colorado Housing & Finance Authority
(Multifamily Housing Insured Mortgage) Series C3 6.15% 10/1/41	1,590,000	1,590,954
(Single Family Mortgage) Series A 5.50% 11/1/29 (FHA) (VA) (HUD)	1,270,000	1,289,634
(Single Family Program) Series AA
4.50% 5/1/23 (FHLMC)	730,000	745,805
4.50% 11/1/23 (FHLMC)	750,000	766,238
Puerto Rico Housing Finance Authority Subordinate (Capital Foundation of Modernization) 5.125% 12/1/27	2,040,000	2,060,236
		6,452,867

Lease Revenue Bonds – 2.90%
Aurora Certificates of Participation Refunding Series A 5.00% 12/1/30	2,370,000	2,443,636
El Paso County Certificates of Participation (Detention Facilities Project) Series B 5.00% 12/1/27 (AMBAC)	1,500,000	1,531,155
•Puerto Rico Public Buildings Authority Revenue (Guaranteed Government Facilities) Series M-2
5.50% 7/1/35 (AMBAC)	1,000,000	1,066,350
Regional Transportation District Certificates of Participation 5.375% 6/1/31	1,540,000	1,593,284
		6,634,425
Local General Obligation Bonds – 17.71%
Adams & Arapahoe Counties Joint School District #28J (Aurora) 6.00% 12/1/28	2,500,000	2,855,125
Arapahoe County Water & Wastewater Public Improvement District Refunding Series A 5.125% 12/1/32 (NATL-RE)	2,555,000	2,565,603
Boulder Larimer & Weld Counties State Vrain Valley School District #1J Refunding
5.00% 12/15/18	850,000	1,012,087
5.00% 12/15/19	1,500,000	1,783,290
Denver City & County
(Better Denver & Zoo) Series A 5.00% 8/1/25	3,215,000	3,564,245
Justice System
5.00% 8/1/21	2,000,000	2,275,800
5.50% 8/1/16	2,000,000	2,421,520
(Facilities & Zoo) 5.00% 8/1/19	1,020,000	1,145,899
Denver City & County School
District #1 Series A 5.00% 12/1/29	960,000	1,024,838
District #1 Series C 5.00% 12/1/19	2,000,000	2,384,300
Denver West Metropolitan District 5.00% 12/1/33 (RADIAN)	1,400,000	1,211,322
Douglas County School District #1 (Douglas & Elbert Counties)
5.00% 12/15/22	1,175,000	1,381,095
Series B 5.00% 12/15/24	2,355,000	2,550,795
Garfield County School District #2 5.00% 12/1/25 (AGM)	2,280,000	2,449,404
Grand County School District #2 (East Grand) 5.25% 12/1/25 (AGM)	2,485,000	2,669,486
Gunnison Watershed School District #1J Series 2009 5.25% 12/1/33	1,400,000	1,502,578
Jefferson County School District #R-001 5.25% 12/15/24	2,500,000	2,997,575
La Plata County School District #9-R (Durango) 5.125% 11/1/24 (NATL-RE)	1,000,000	1,072,120
@North Range Metropolitan
District #1 4.50% 12/15/31 (ACA)	1,500,000	972,525
District #2 5.50% 12/15/37	1,200,000	974,424
Sand Creek Metropolitan District Refunding & Improvement 5.00% 12/1/31 (XLCA)	500,000	439,060
Weld County School District #4 5.00% 12/1/19 (AGM)	1,085,000	1,251,797
		40,504,888
§Pre-Refunded Bonds – 11.53%
Colorado Educational & Cultural Facilities Authority Revenue
(Araphehoe County Littleton Academy Charter School Project) 6.125% 1/15/31-12	2,000,000	2,072,520
(Stargate Charter School Project) 6.125% 5/1/33-13	2,000,000	2,210,980
Colorado Health Facilities Authority Revenue
(Adventist Health/Sunbelt) 5.125% 11/15/24-16	75,000	90,302
(Catholic Health Initiatives) Series A 5.50% 3/1/32-12	5,000,000	5,194,900
Douglas County School District #1 (Douglas & Elbert Counties) Series B 5.125% 12/15/25-12 (AGM)	2,000,000	2,145,000
El Paso County School District #2 (Harrison) 5.00% 12/1/27-12 (NATL-RE)	2,115,000	2,260,512
Fremont County School District #1 (Canon City) 5.00% 12/1/24-13 (NATL-RE)	1,735,000	1,929,424
Garfield County School District #2 5.00% 12/1/25-12 (AGM)	1,000,000	1,069,580
Garfield Pitkin & Eagle County School District #Re-1 (Roaring Fork County) Series A 5.00% 12/15/27-14 (AGM)	1,500,000	1,724,040
Lincoln Park Metropolitan District 7.75% 12/1/26-11	2,500,000	2,631,675
North Range Metropolitan District #1 7.25% 12/15/31-11	3,380,000	3,524,022
Puerto Rico Commonwealth Series A 5.25% 7/1/30-16	1,235,000	1,483,964
Puerto Rico Public Buildings Authority Revenue (Guaranteed Government Facilities) Series I 5.25% 7/1/33-14	25,000	28,361
		26,365,280
Special Tax Revenue Bonds – 8.11%
Aspen Sales Tax Revenue (Parks & Open Spaces) Series B 5.25% 11/1/23 (AGM)	2,040,000	2,182,882
@Baptist Road Rural Transportation Authority Sales & Use Tax Revenue 5.00% 12/1/26	2,000,000	1,297,640
Denver International Business Center Metropolitan District #1
5.00% 12/1/30	350,000	334,058
5.375% 12/1/35	1,750,000	1,691,078
Park Meadows Business Improvement District Shared Sales Tax Revenue
5.30% 12/1/27	950,000	818,406
5.35% 12/1/31	720,000	598,522
Puerto Rico Commonwealth Highway & Transportation Authority Revenue Series K 5.00% 7/1/30	4,700,000	4,366,534
Puerto Rico Sales Tax Financing Corporation Revenue First Subordinate Series A
5.25% 8/1/27	1,100,000	1,121,131
5.75% 8/1/37	2,620,000	2,649,003
Ω(Capital Appreciation) 6.75% 8/1/32	1,345,000	1,096,484
Regional Transportation District Sales Tax Revenue Refunding Series A 5.25% 11/1/18	2,000,000	2,386,300
		18,542,038
State & Territory General Obligation Bonds – 5.63%
Guam Government Series A 7.00% 11/15/39	2,500,000	2,580,550
Puerto Rico Commonwealth Series A 5.50% 7/1/15	1,000,000	1,079,400
Puerto Rico Commonwealth Government Development Bank Senior Notes Series B 5.00% 12/1/15	1,000,000	1,063,370
Puerto Rico Commonwealth Public Improvement Series A
5.25% 7/1/15	1,650,000	1,765,418
5.25% 7/1/21	4,000,000	4,017,000
5.50% 7/1/19 (NATLE-RE) (IBC)	2,220,000	2,364,455
		12,870,193

Transportation Revenue Bonds – 5.04%
Denver City & County Airport Revenue
5.25% 11/15/36	2,500,000	2,543,475
Series A 5.00% 11/15/25 (FGIC) (NATL-RE)	2,000,000	2,075,760
Series B 5.00% 11/15/33 (XLCA)	2,000,000	1,993,260
E-470 Public Highway Authority
5.25% 9/1/25	690,000	645,219
5.375% 9/1/26	2,000,000	1,870,360
Regional Transportation District Private Activity Revenue (Denver Transfers Partners) 6.00% 1/15/41	2,400,000	2,406,480
		11,534,554
Water & Sewer Revenue Bonds – 0.59%
Eagle River Water & Sanitation District Enterprise Revenue 5.00% 12/1/29 (ASSURED GTY)	250,000	269,265
Pueblo Board Waterworks Revenue 5.00% 11/1/21 (AGM)	1,000,000	1,068,630
		1,337,895
Total Municipal Bonds (cost $221,056,938)		222,028,719

Short-Term Investments – 1.18%
¤Variable Rate Demand Notes – 1.18%
Colorado Educational & Cultural Facilities Authority Revenue (National Jewish Federation Bond Program)
Series A-11 0.13% 8/1/27 (LOC, Bank of America, N.A.)	990,000	990,000
Series A-12 0.13% 2/1/38 (LOC, Bank of America, N.A.)	1,710,000	1,710,000
Total Short-Term Investments (cost $2,700,000)		2,700,000

Total Value of Securities – 98.28%
(cost $223,756,938)		224,728,719
Receivables and Other Assets Net of Liabilities – 1.72%		3,936,292
Net Assets Applicable to 21,485,041 Shares Outstanding – 100.00%		$228,665,011

•Variable rate security. The rate shown is the rate as of May 31, 2011. Interest rates reset periodically.
@Illiquid security. At May 31, 2011, the aggregate amount of illiquid securities was $3,244,589, which represented 1.42% of the Fund’s net assets. See Note 3 in "Notes."
§Pre-Refunded bonds. Municipals bonds that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 3 in "Notes."
ΩStep coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.
¤Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee or insurance issued with respect to such instrument.

Summary of abbreviations:
ACA – Insured by American Capital Access
AGM – Insured by Assured Guaranty Municipal Corporation
AMBAC – Insured by the AMBAC Assurance Corporation
ASSURED GTY – Insured by Assured Guaranty Corporation
FGIC – Insured by the Financial Guaranty Insurance Company
FHA – Federal Housing Administration
FHLMC – Insured by Federal Home Loan Mortgage Corporation
HUD – Housing and Urban Development Section 8
IBC – Insured Bond Certificate
LOC – Letter of Credit
NATL-RE – Insured by National Public Finance Guarantee Corporation
RADIAN – Insured by Radian Asset Assurance
VA – Veterans Administration Collateral
XLCA – Insured by Syncora Guarantee

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Voyageur Mutual Funds II - Delaware Tax-Free Colorado Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Debt securities are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Short-term debt securities are valued at market value. Open-end investment companies are valued at their published net asset value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (August 31, 2007 – August 31, 2010), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income and common expenses are allocated to the various classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gains (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. The Fund may distribute income dividends and capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At May 31, 2011, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At May 31, 2011, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$223,771,718
Aggregate unrealized appreciation	$6,869,556
Aggregate unrealized depreciation	(5,912,555)
Net unrealized appreciation	$957,001

For federal income tax purposes, at August 31, 2010, capital loss carryforwards of $2,998,984 may be carried forward and applied against future capital gains. Capital loss carryforwards will expire as follows: $693,591 expires in 2012, $57,695 expires in 2013, $2,203,520 expires in 2014 and $44,178 expires in 2016.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3 - inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of May 31, 2011:

Level 2
Municipal Bonds	$222,028,719
Short-Term Investments	2,700,000
Total	$224,728,719

There were no unobservable inputs used to value investments at the beginning or end of the period.

During the period ended May 31, 2011, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund.

3. Credit and Market Risk
The Fund concentrates its investments in securities issued by municipalities, mainly in Colorado. The value of these investments may be adversely affected by new legislation within the state, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in the Fund. At May 31, 2011, 21.30% of the Fund's net assets were insured by bond insurers. These securities have been identified in the schedule of investments.

The Fund may invest in advance refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a "current refunding." Advance refunded bonds are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities, which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are "escrowed to maturity" when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered "pre-refunded" when the refunding issue's proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become "defeased" when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract and are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody's Investors Service, Inc., Standard & Poor’s Ratings Group, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of May 31, there were no Rule 144A securities. Illiquid securities have been identified on the schedule of investments.

4. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to May 31, 2011 that would require recognition or disclosure in the Fund’s schedule of investments.

Item 2. Controls and Procedures.

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: